COMMON SHARES - Additional Stock Option Information (Details) - CAD shares in Millions, CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additional Stock Option Information
Total intrinsic value of options exercised	CAD 37	CAD 68	CAD 25
Fair value of options that have vested	CAD 91	CAD 95	CAD 64
Total options vested (in shares)	2.0	1.7	1.3